Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial risk management
Schedule of maturity analysis of financial liabilities

	one year	1-3 years	3-5 years	5 years	Total
Accounts payable and other liabilities	$3,593,832	$—	$—	$—	$3,593,832
Lease liabilities	27,711	48,597	46,081	122,003	244,392
Note payable	270,125	—	—	—	270,125

Schedule of foreign currency risk

Balance, December 31,		2021	2020
Brazilian Reais
Current assets	Reais	4,279,062	1,169,783
Current liabilities	Reais	(10,286,288)	(3,589,600)
United States Dollar
Cash	USD	67,088,680	10,613,332

Schedule of market risk

Cash	December 31, 2021		December 31, 2020
	Amount in	Equivalent	Amount in	Equivalent
	denominated	Amount	denominated	Amount
Denominated Currencies:	currency	in Canadian$	currency	in Canadian$

Deposits in Brazilian Reais	3,050,962	$699,288	16,811	$4,124
Deposits in United States Dollars	67,088,680	84,759,838	10,613,332	13,529,876
Total Cash	—	$85,459,126	—	$13,534,000